Impairment testing (Details 4) - Midatech Pharma (Wales) Limited (formerly Q Chip Limited) [Member]	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Pre-tax discount rate	19.70%	24.70%
Overall CGU 10-year growth rate	26.40%	10.60%